T. ROWE PRICE U.S. HIGH YIELD ETF

February 29, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
BANK LOANS 12.2%
Consumer Goods 0.7%
Naked Juice, FRN, 3M TSFR + 6.00%, 11.450%, 1/24/30	425	341
Energy 1.2%
GIP III Stetson I, FRN, 1M TSFR + 4.25%, 9.680%, 10/31/28	364	366
Prairie ECI Acquiror, FRN, 1M TSFR + 4.75%, 10.180, 3/11/26 (1)	220	218
		584
Financial Services 0.7%
Advisor Group, FRN, 1M TSFR + 4.50%, 9.830, 8/17/28	110	110
Advisor Group FRN, 8/16/28 (1)	215	215
		325
Health Care 0.8%
Surgery Center Holdings, FRN, 1M TSFR + 3.50%, 8.830%, 12/19/30	405	405
Leisure 1.3%
Caesars Entertainment, FRN, 3M TSFR + 2.75%, 8.041%, 2/6/31	565	564
Life Time Fitness, FRN, 3M TSFR + 4.25%, 9.820%, 1/15/26	85	85
		649
Media 0.9%
Magnite, FRN, 3M TSFR + 4.50%, 9.816%, 2/6/31	435	434
Retail 0.1%
Victoria's Secret, FRN, 3M TSFR + 3.25%, 8.888%, 8/2/28	50	50
Services 1.5%
Staples, FRN, 1M USD LIBOR + 5.00%, 10.470%, 4/16/26	277	270
Vestis, FRN, 3M TSFR + 2.25%, 2/14/31 (1)	460	459
		729
Technology & Electronics 2.5%
Applied Systems, FRN, 1M TSFR + 3.50%, 2/24/31 (1)	450	452
Open Text, FRN, 1M TSFR + 2.75%, 8.180%, 1/31/30	166	166
Ultimate Software Group, FRN, 3M TSFR + 5.25%, 10.680%, 5/3/27	141	142
Ultimate Software Group, FRN, 3M TSFR + 3.50%, 8.820%, 2/10/31 (1)	450	450
		1,210
Transportation 2.0%
Mileage Plus Holdings, FRN, 3M TSFR + 5.25%, 10.770%, 6/21/27	448	461
WestJet Loyalty, FRN, 3M TSFR + 3.75%, 9.070%, 2/14/31	510	506
		967
Utility 0.5%
Talen Energy Supply, FRN, 3M TSFR + 4.50%, 9.870%, 5/17/30	72	72

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
Talen Energy Supply, FRN, 3M TSFR + 4.50%, 9.870%, 5/17/30	149	150
		222
Total Bank Loans (Cost $5,914)		5,916
CORPORATE BONDS 85.0%
Automotive 2.8%
Adient Global Holdings, 4.875%, 8/15/26 (2)	475	460
Clarios Global, 8.50%, 5/15/27 (2)	465	466
Jaguar Land Rover Automotive, 5.50%, 7/15/29 (2)	475	455
		1,381
Basic Industry 6.2%
Camelot Return Merger Sub, 8.75%, 8/1/28 (2)	460	472
Element Solutions, 3.875%, 9/1/28 (2)	565	511
ERO Copper, 6.50%, 2/15/30 (2)	500	472
First Quantum Minerals, 6.875%, 10/15/27 (2)	541	513
LGI Homes, 8.75%, 12/15/28 (2)	440	459
Novelis, 3.875%, 8/15/31 (2)	80	68
White Cap Parent, 8.25%, 3/15/26, (8.25% Cash or 9.00% PIK) (2)(3)	545	541
		3,036
Capital Goods 6.2%
AAR Escrow Issuer, 6.75%, 3/15/29 (2)	465	469
ARD Finance SA, 6.50%, 6/30/27, (6.50% Cash or 7.25% PIK) (2)(3)	310	133
Bombardier, 7.875%, 4/15/27 (2)	480	480
Dornoch Debt Merger Sub, 6.625%, 10/15/29 (2)	242	216
GrafTech Finance, 4.625%, 12/15/28 (2)	125	82
GrafTech Global Enterprise, 9.875%, 12/15/28 (2)	117	93
Sealed Air/Sealed Air US, 7.25%, 2/15/31 (2)	445	459
TransDigm, 5.50%, 11/15/27	500	483
Trivium Packaging Finance, 5.50%, 8/15/26 (2)	600	585
		3,000
Consumer Goods 4.1%
Coty Inc./HFC Prestige Products Inc/HFC Prestige International US, 4.75%, 1/15/29 (2)	520	489
Coty Inc./HFC Prestige Products Inc/HFC Prestige International US, 6.625%, 7/15/30 (2)	109	111
HLF Financing, 4.875%, 6/1/29 (2)	575	411
Sigma Holdco, 7.875%, 5/15/26 (2)	800	760
Tempur Sealy International, 3.875%, 10/15/31 (2)	255	211
		1,982
Energy 18.0%
Ascent Resources Utica Holdings, 8.25%, 12/31/28 (2)	480	487
Ascent Resources Utica Holdings / ARU Finance, 5.875%, 6/30/29 (2)	235	219
Civitas Resources, 8.75%, 7/1/31 (2)	455	483
Comstock Resources, 6.75%, 3/1/29 (2)	500	461
CVR Energy, 8.50%, 1/15/29 (2)	460	463

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
Enbridge, VR, 8.25%, 1/15/84 (4)	505	525
Encino Acquisition Partners Holdings, 8.50%, 5/1/28 (2)	470	468
Energy Transfer, VR, 6.50%, 11/15/26 (4)(5)	480	478
Energy Transfer, VR, 8.00%, 5/15/54 (4)	472	490
Energy Transfer Operating, VR, 6.75%, 5/15/25 (4)(5)	70	69
EQM Midstream Partners, 4.50%, 1/15/29 (2)	295	276
EQM Midstream Partners, 4.75%, 1/15/31 (2)	195	181
Harvest Midstream I, 7.50%, 9/1/28 (2)	200	201
Howard Midstream Energy Partners, 6.75%, 1/15/27 (2)	475	473
Kinetik Holdings, 6.625%, 12/15/28 (2)	505	511
Kodiak Gas Services, 7.25%, 2/15/29 (2)	224	228
NGL Energy Operating / NGL Energy Finance, 8.125%, 2/15/29 (2)	466	469
PBF Holding, 7.875%, 9/15/30 (2)	465	475
Permian Resources Operating, 7.00%, 1/15/32 (2)	455	465
Sunoco/Finance, 4.50%, 5/15/29	305	280
Sunoco/Finance, 4.50%, 4/30/30	210	190
Tallgrass Energy Partners / Tallgrass Energy Finance, 7.375%, 2/15/29 (2)	395	393
Weatherford International, 8.625%, 4/30/30 (2)	450	465
		8,750
Financial Services 9.9%
AG Merger Sub II, 10.75%, 8/1/27 (2)	990	1,022
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (2)	160	164
Aretec Escrow Issuer 2, 10.00%, 8/15/30 (2)	840	915
Credit Acceptance, 9.25%, 12/15/28 (2)	445	469
FirstCash, 6.875%, 3/1/32 (2)	347	343
OneMain Finance, 7.875%, 3/15/30	460	468
PennyMac Financial Services, 7.875%, 12/15/29 (2)	485	496
PRA Group, 5.00%, 10/1/29 (2)	230	193
PRA Group, 8.375%, 2/1/28 (2)	260	254
Rocket Mortgage, 4.00%, 10/15/33 (2)	560	466
		4,790
Health Care 4.5%
CHS/Community Health Systems, 8.00%, 3/15/26 (2)	232	230
CHS/Community Health Systems, 8.00%, 12/15/27 (2)	195	187
Heartland Dental/Heartland Dental Finance, 10.50%, 4/30/28 (2)	445	466
IQVIA, 6.50%, 5/15/30 (2)	200	203
Pediatrix Medical Group, 5.375%, 2/15/30 (2)	550	489
Tenet Healthcare, 6.25%, 2/1/27	600	598
		2,173
Insurance 1.2%
Alliant Holdings Intermediate / Alliant Holdings, 7.00%, 1/15/31 (2)	460	456
BroadStreet Partners, 5.875%, 4/15/29 (2)	120	111
		567

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
Leisure 5.2%
Carnival, 5.75%, 3/1/27 (2)	195	193
Carnival, 6.00%, 5/1/29 (2)	395	386
Carnival Holdings Bermuda, 10.375%, 5/1/28 (2)	470	512
Life Time, 5.75%, 1/15/26 (2)	475	469
NCL, 8.375%, 2/1/28 (2)	450	471
Six Flags Entertainment, 7.25%, 5/15/31 (2)	478	481
		2,512
Media 4.8%
CCO Holdings, 5.125%, 5/1/27 (2)	180	170
CCO Holdings/CCO Holdings Capital, 4.50%, 5/1/32	720	569
DISH Network, 11.75%, 11/15/27 (2)	425	443
Outfront Media Capital, 7.375%, 2/15/31 (2)	605	629
Sirius XM Radio, 5.50%, 7/1/29 (2)	550	520
		2,331
Real Estate 0.9%
Brookfield Property REIT, 4.50%, 4/1/27 (2)	515	453
		453
Retail 6.4%
eG Global Finance, 12.00%, 11/30/28 (2)	575	602
IRB Holding, 7.00%, 6/15/25 (2)	530	531
L Brands, 5.25%, 2/1/28	100	97
LSF9 Atlantis Holdings/Victra Finance, 7.75%, 2/15/26 (2)	824	812
Magic Merger, 7.875%, 5/1/29 (2)	730	471
Victoria's Secret, 4.625%, 7/15/29 (2)	131	110
Yum! Brands, 3.625%, 3/15/31	560	491
		3,114
Services 4.9%
Herc Holdings, 5.50%, 7/15/27 (2)	500	489
PECF USS Intermediate Holdings, 8.00%, 11/15/29 (2)	243	106
Ritchie Bros Holdings, 6.75%, 3/15/28 (2)	175	178
Ritchie Bros Holdings, 7.75%, 3/15/31 (2)	135	142
Sabre GLBL, 11.25%, 12/15/27 (2)	615	578
Staples, 7.50%, 4/15/26 (2)	525	505
Williams Scotsman, 7.375%, 10/1/31 (2)	355	367
		2,365
Technology & Electronics 2.9%
Go Daddy Operating, 3.50%, 3/1/29 (2)	460	409
Seagate HDD Cayman, 8.25%, 12/15/29 (2)	220	235
Seagate HDD Cayman, 8.50%, 7/15/31 (2)	185	199
Sensata Technologies, 4.00%, 4/15/29 (2)	640	579
		1,422

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
Telecommunications 1.5%
Consolidated Communications, 6.50%, 10/1/28 (2)	535	460
Viasat, 6.50%, 7/15/28 (2)	400	295
		755
Transportation 2.6%
American Airlines/AAdvantage, 5.75%, 4/20/29 (2)	800	781
US Airways Pass-Through Trust, 3.95%, 11/15/25	52	51
VistaJet Malta Finance, 6.375%, 2/1/30 (2)	580	423
		1,255
Utility 2.9%
NRG Energy, VR, 10.25%, (2)(4)(5)	432	457
Talen Energy Supply, 8.625%, 6/1/30 (2)	455	479
Vistra, VR, 8.00%, (2)(4)(5)	478	478
		1,414
Total Corporate Bonds (Cost $40,628)		41,300
SHORT-TERM INVESTMENTS 4.7%
Money Market Funds 4.7%
T. Rowe Price Government Reserve Fund, 5.39% (6)(7)	2,266	2,266
Total Short-Term Investments (Cost $2,266)		2,266
Total Investments in Securities 101.9% of Net Assets (Cost $48,808)		$49,482
Other Assets Less Liabilities (1.9%)		(929)
Net Assets 100.0%		$48,553

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this loan is unsettled as of February 29, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $36,511 and represents 75.2% of net assets.
(3)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(4)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5)	Perpetual security with no stated maturity date.
(6)	Seven-day yield
(7)	Affiliated Companies
1M TSFR	One month term SOFR (Secured overnight financing rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
FRN	Floating Rate Note
PIK	Payment-in-kind
USD	U.S. Dollar

T. ROWE PRICE U.S. HIGH YIELD ETF

VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE U.S. HIGH YIELD ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$57
Totals	$—#	$—	$57+

Supplementary Investment Schedule
Affiliate	Value 5/31/23	Purchase Cost	Sales Cost	Value 2/29/24
T. Rowe Price Government Reserve Fund	$476	¤	¤	$2,266
	Total			$2,266^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $57 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $2,266.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. HIGH YIELD ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price U.S. High Yield ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and  are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or

T. ROWE PRICE U.S. HIGH YIELD ETF

investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income[1]	$—	$47,216	$—	$47,216
Short-Term Investments	2,266	—	—	2,266
Total	$2,266	$47,216	$—	$49,482

[1]	Includes Corporate Bonds and Bank Loans.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF1046-054Q3
02/24